[redacted]

10011791

NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

Cert NYS

Received SEC

JUN 17 2010

Washington, DC 20549

1-33367

June 17, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BP Capital Markets p.l.c., Substitute Floating Rate Guaranteed Notes due April 11, 2011 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on June 17, 2010. Tentative listing date – June 21, 2010.

Sincerely,

[signature]